December 30, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
Document Control - EDGAR

RE:     RiverSource Global Series, Inc.
                RiverSource Absolute Return Currency and Income Fund RiverSource Emerging Markets Bond Fund
                RiverSource Global Bond Fund
                RiverSource Global Technology Fund
                Threadneedle Emerging Markets Fund
                Threadneedle Global Equity Fund
                Threadneedle Global Equity Income Fund
                Threadneedle Global Extended Alpha Fund

                Post-Effective Amendment No. 58
                File No. 33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 58 (Amendment). This Amendment was filed electronically on December 24, 2008.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.